Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37657
Entity Registrant Name	Yiren Digital Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	5/F, Hanwei Plaza, No. 7, Guanghua Road
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100022
Entity Address, Country	CN
Entity Central Index Key	0001631761
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	169,995,926
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Auditor Name	Wei, Wei & Co., LLP	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Firm ID	2388	1113
Auditor Location	Flushing, New York	Beijing, the People’s Republic of China
Business Contact
Contact Personnel Name	Na Mei
City Area Code	86 10
Local Phone Number	5090-5315
Contact Personnel Email Address	ir@yirendai.com
Entity Address, Address Line One	5/F, Hanwei Plaza, No. 7, Guanghua Road
Entity Address, Address Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100022
Entity Address, Country	CN
American depositary shares
Title of 12(b) Security	American depositary shares (one American depositary share representing two ordinary shares, par value US$0.0001 per share)
Trading Symbol	YRD
Security Exchange Name	NYSE
Ordinary shares, par value US$0.0001 per share
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NYSE